Shareholders Equity (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Shareholders Equity (Details) [Line Items]
Public warrants shares	6,660,000
Price per share warrants | $ / shares	$ 0.01
Ordinary shares equals or exceeds per share | $ / shares	$ 18
Convertible shares	3,330,000
PTK Acquisition Corp [Member]
Shareholders Equity (Details) [Line Items]
Warrant price per share | $ / shares	$ 11.5
Public Warrants [Member]
Shareholders Equity (Details) [Line Items]
Public warrants shares	11,500,000
Ordinary shares	5,750,000
Price per share | $ / shares	$ 11.5
Private Warrants [Member]
Shareholders Equity (Details) [Line Items]
Private warrants shares	6,660,000